RESULTS FOR THE YEAR - Result Per Share (Details) - DKK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RESULTS FOR THE YEAR
Net result	kr 2,166	kr 1,472	kr 1,104
Average number of shares outstanding	63,126,771	61,383,972	60,934,308
Average number of treasury shares	(163,958)	(116,466)	(100,000)
Average number of shares excl. treasury shares	62,962,813	61,267,506	60,834,308
Average number of share-based instruments, dilution	674,030	777,491	1,259,874
Average number of shares, diluted	63,636,843	62,044,997	62,094,182
Basic net result per share	kr 34.40	kr 24.03	kr 18.14
Diluted net result per share	kr 34.03	kr 23.73	kr 17.77
Warrants excluded from calculation of diluted net result per share	299,573	177,369	43,019
Warrants vested excluded from calculation of diluted net result per share	774	64,703	0